Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Restricted cash	$ 1,062	$ 34,728
Residual value	5.00%
VAT Description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Grants received	$ 1,061,274	194,001	$ 169,827
Shipping and handling costs	15,299,849	20,290,231	12,909,462
Advertising costs	$ 78,305	8,513	5,873
PRC tax authorities term	5 years
Cash and cash equivalents	$ 5,878,434	7,067,247
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 191,671	$ 181,556	$ 78,281